CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2023
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
Iridium Communications Inc.	164,604	$7,487,836

Media - 0.5%
Integral Ad Science Holding Corp.	179,700	2,136,633	*

TOTAL COMMUNICATION SERVICES		9,624,469

CONSUMER DISCRETIONARY - 6.2%
Automobile Components - 2.7%
Fox Factory Holding Corp.	101,139	10,020,852	*

Hotels, Restaurants & Leisure - 2.4%
Dutch Bros Inc., Class A Shares	63,305	1,471,841	*
Wingstop Inc.	41,741	7,506,702

Total Hotels, Restaurants & Leisure		8,978,543

Specialty Retail - 1.1%
National Vision Holdings Inc.	261,742	4,234,985	*

TOTAL CONSUMER DISCRETIONARY		23,234,380

CONSUMER STAPLES - 9.6%
Consumer Staples Distribution & Retail - 9.3%
BJ’s Wholesale Club Holdings Inc.	190,683	13,609,046	*
Casey’s General Stores Inc.	42,473	11,532,269
Grocery Outlet Holding Corp.	192,686	5,558,991	*
Performance Food Group Co.	72,266	4,253,577	*

Total Consumer Staples Distribution & Retail		34,953,883

Food Products - 0.3%
Calavo Growers Inc.	46,600	1,175,718

Personal Care Products - 0.0%††
Oddity Tech Ltd., Class A Shares	3,315	93,980	*

TOTAL CONSUMER STAPLES		36,223,581

ENERGY - 5.0%
Energy Equipment & Services - 4.0%
Cactus Inc., Class A Shares	150,180	7,540,538
ChampionX Corp.	213,848	7,617,265

Total Energy Equipment & Services		15,157,803

Oil, Gas & Consumable Fuels - 1.0%
Matador Resources Co.	59,900	3,562,852

TOTAL ENERGY		18,720,655

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2023 Quarterly Report	1

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 7.5%
Capital Markets - 4.0%
Hamilton Lane Inc., Class A Shares	92,003	$8,320,751
PJT Partners Inc., Class A Shares	83,901	6,665,096

Total Capital Markets		14,985,847

Financial Services - 2.0%
NMI Holdings Inc., Class A Shares	46,500	1,259,685	*
Shift4 Payments Inc., Class A Shares	115,225	6,380,008	*

Total Financial Services		7,639,693

Insurance - 1.5%
American Equity Investment Life Holding Co.	69,859	3,747,237	*
Trupanion Inc.	64,239	1,811,540	*

Total Insurance		5,558,777

TOTAL FINANCIALS		28,184,317

HEALTH CARE - 20.0%
Biotechnology - 0.7%
Biohaven Ltd.	30,749	799,781	*
Ultragenyx Pharmaceutical Inc.	50,321	1,793,944	*

Total Biotechnology		2,593,725

Health Care Equipment & Supplies - 6.8%
Insulet Corp.	7,976	1,272,092	*
Integra LifeSciences Holdings Corp.	152,075	5,807,744	*
Lantheus Holdings Inc.	17,200	1,195,056	*
Omnicell Inc.	56,136	2,528,366	*
Penumbra Inc.	45,744	11,065,931	*
Silk Road Medical Inc.	129,811	1,945,867	*
STAAR Surgical Co.	40,839	1,640,911	*

Total Health Care Equipment & Supplies		25,455,967

Health Care Providers & Services - 5.4%
HealthEquity Inc.	82,932	6,058,183	*
Progyny Inc.	197,347	6,713,745	*
Surgery Partners Inc.	261,198	7,640,041	*

Total Health Care Providers & Services		20,411,969

Health Care Technology - 1.5%
Certara Inc.	308,400	4,484,136	*
Definitive Healthcare Corp.	170,700	1,363,893	*

Total Health Care Technology		5,848,029

See Notes to Schedule of Investments.

2	ClearBridge Variable Small Cap Growth Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 3.9%
Azenta Inc.	70,583	$3,542,561	*
CryoPort Inc.	89,325	1,224,646	*
ICON PLC, ADR	33,755	8,312,169	*
Olink Holding AB, ADR	108,710	1,603,472	*

Total Life Sciences Tools & Services		14,682,848

Pharmaceuticals - 1.7%
Intra-Cellular Therapies Inc.	72,648	3,784,234	*
Pacira BioSciences Inc.	85,252	2,615,531	*

Total Pharmaceuticals		6,399,765

TOTAL HEALTH CARE		75,392,303

INDUSTRIALS - 22.2%
Aerospace & Defense - 1.2%
BWX Technologies Inc.	30,200	2,264,396
Moog Inc., Class A Shares	19,860	2,243,386

Total Aerospace & Defense		4,507,782

Air Freight & Logistics - 2.7%
Forward Air Corp.	50,812	3,492,817
GXO Logistics Inc.	113,485	6,655,895	*

Total Air Freight & Logistics		10,148,712

Building Products - 5.1%
Hayward Holdings Inc.	199,920	2,818,872	*
Masonite International Corp.	48,790	4,548,204	*
Trex Co. Inc.	190,127	11,717,527	*

Total Building Products		19,084,603

Electrical Equipment - 2.3%
Bloom Energy Corp., Class A Shares	281,369	3,730,953	*
Shoals Technologies Group Inc., Class A Shares	270,315	4,933,249	*

Total Electrical Equipment		8,664,202

Ground Transportation - 1.5%
XPO Inc.	74,380	5,553,211	*

Machinery - 5.4%
Albany International Corp., Class A Shares	40,280	3,475,358
RBC Bearings Inc.	53,036	12,417,319	*
Tennant Co.	60,797	4,508,098

Total Machinery		20,400,775

Professional Services - 1.5%
Paycor HCM Inc.	251,226	5,735,489	*

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2023 Quarterly Report	3

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 2.5%
H&E Equipment Services Inc.	148,622	$6,418,984
McGrath RentCorp.	15,600	1,563,744
Xometry Inc., Class A Shares	81,487	1,383,649	*

Total Trading Companies & Distributors		9,366,377

TOTAL INDUSTRIALS		83,461,151

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.6%
Viavi Solutions Inc.	260,278	2,378,941	*

Electronic Equipment, Instruments & Components - 1.6%
Brain Corp.	52,367	220,517	*(a)(b)(c)
nLight Inc.	83,680	870,272	*
Novanta Inc.	9,400	1,348,336	*
OSI Systems Inc.	29,943	3,534,471	*

Total Electronic Equipment, Instruments & Components		5,973,596

IT Services - 1.3%
Wix.com Ltd.	55,847	5,126,755	*

Semiconductors & Semiconductor Equipment - 6.9%
Allegro MicroSystems Inc.	215,215	6,873,967	*
Lattice Semiconductor Corp.	136,750	11,750,928	*
Monolithic Power Systems Inc.	15,791	7,295,442

Total Semiconductors & Semiconductor Equipment		25,920,337

Software - 12.7%
Aspen Technology Inc.	24,688	5,042,771	*
Envestnet Inc.	87,374	3,847,077	*
Jamf Holding Corp.	155,995	2,754,872	*
Klaviyo Inc.	69,558	2,399,751	*(c)
Klaviyo Inc., Class A Shares	36,791	1,269,290	*
Model N Inc.	190,807	4,657,599	*
nCino Inc.	41,200	1,310,160	*
PagerDuty Inc.	310,954	6,993,355	*
Qualys Inc.	25,865	3,945,706	*
Sprout Social Inc., Class A Shares	140,650	7,015,622	*
Varonis Systems Inc.	220,267	6,726,954	*
Zeta Global Holdings Corp., Class A Shares	220,170	1,838,419	*

Total Software		47,801,576

TOTAL INFORMATION TECHNOLOGY		87,201,205

See Notes to Schedule of Investments.

4	ClearBridge Variable Small Cap Growth Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023
(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
MATERIALS - 2.3%
Chemicals - 2.3%
Balchem Corp.		37,756	$4,683,254
Element Solutions Inc.		123,200	2,415,952
Livent Corp.		78,748	1,449,751	*

TOTAL MATERIALS			8,548,957

TOTAL COMMON STOCKS (Cost - $271,064,510)			370,591,018

	RATE
PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—	183,481	284,210	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	31,383	140,078	*(a)(b)(c)

TOTAL HEALTH CARE			424,288

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	170,237	716,866	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $1,658,695)			1,141,154

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $272,723,205)			371,732,172

SHORT-TERM INVESTMENTS - 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.204%	1,603,941	1,603,941	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.270%	1,603,942	1,603,942	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,207,883)			3,207,883

TOTAL INVESTMENTS - 99.6% (Cost - $275,931,088)			374,940,055
Other Assets in Excess of Liabilities - 0.4%			1,653,565

TOTAL NET ASSETS - 100.0%			$376,593,620

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2023, the total market value of investments in Affiliated Companies was $1,603,942 and the cost was $1,603,942 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Information Technology	$84,580,937	$2,399,751	$220,517	$87,201,205
Other Common Stocks	283,389,813	—	—	283,389,813
Preferred Stocks:
Health Care	—	—	424,288	424,288
Information Technology	—	—	716,866	716,866

Total Long-Term Investments	367,970,750	2,399,751	1,361,671	371,732,172

Short-Term Investments†	3,207,883	—	—	3,207,883

Total Investments	$371,178,633	$2,399,751	$1,361,671	$374,940,055

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

		Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
	Affiliate Value at December 31, 2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,380,323	$26,169,322	26,169,322	$27,945,703	27,945,703	—	$115,588	—	$1,603,942

8

Notes to Schedule of Investments (unaudited) (cont’d)

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2023	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$220,517	$4.21	0.06%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	716,866	4.21	0.19
Caris Life Sciences Inc., Series C, Preferred Shares	183,481	10/20	506,408	284,210	1.55	0.08
Caris Life Sciences Inc., Series D, Preferred Shares	31,383	5/21	254,202	140,078	4.46	0.04
Klaviyo Inc., Common Shares	69,558	5/21	2,321,946	2,399,751	34.50	0.64

			$4,209,485	$3,761,422		1.01%

9